N-2	Sep. 27, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001856156
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	6
Entity Registrant Name	FS MVP Private Markets Fund
Entity Address, Address Line One	9 Old Kings Highway South
Entity Address, City or Town	Darien
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06820
City Area Code	(203)
Local Phone Number	662-3456
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER FEES	Class A Shares	Class I Shares	Class D Shares
Maximum Sales Load Imposed on Purchases (as a percentage of offering price) (1)	3.50%	None	3.50%
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%

(1)	Investors in Class A Shares and Class D Shares may be charged a sales charge of up to 3.50% of the subscription amount.
(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A Shares, Class I Shares or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Investment Management Fee (3)	1.25%	1.25%	1.25%
Incentive Fee(4)	0.25%	0.25%	0.25%
Distribution and Servicing Fees(5)	1.00%	0.00%	0.25%
Other Expenses	0.99%	0.99%	0.99%
Interest Expense on Borrowings	0.22%	0.23%	0.22%
Acquired Fund Fees and Expenses (6)	0.74%	0.74%	0.74%
Total Annual Expenses	4.45%	3.46%	3.70%

(3)	The Investment Management Fee is equal to a quarterly rate of 0.3125% (1.25%, on an annualized basis), of the Fund’s Managed Investments at the end of each calendar quarter. “Managed Investments” means the total value of the Fund’s assets (including any assets attributable to money borrowed for investment purposes) plus any unfunded investment commitments (i.e., amounts committed to Fund Investments that have not yet been drawn for investment), minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), minus cash and cash equivalents. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.
(4)	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee calculated and payable quarterly in arrears equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value (“NAV”) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or withdrawn from the Fund by shareholders). The incentive fee in the table above is an estimate expressed as an annualized percentage of fund assets based on performance for the prior period. The Fund maintains the Loss Recovery Account, which had an initial balance of zero and (i) increases upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreases (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.

(5)	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan (“Distribution and Service Plan”) for Class A Shares and Class D Shares. Under the Distribution and Service Plan, the Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 1.00% per year on Class A Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
(6)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Sponsors. The Fund may also indirectly bear asset-based fees, performance or incentive fees or allocations and other expenses as an investor in other Fund Investments. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class A Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 1.00% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$78	$165	$253	$476
Without Redemption	$78	$165	$253	$476

Class I Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$35	$106	$180	$373
Without Redemption	$35	$106	$180	$373

Class D Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 0.25% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$71	$144	$219	$416
Without Redemption	$71	$144	$219	$416

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, includes, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Adviser, Administrator, Transfer Agent and Custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “Incentive Fee,” “ADMINISTRATION,” “CUSTODIAN,” “FUND EXPENSES,” “REPURCHASES OF SHARES” and “PURCHASING SHARES.”

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under annual expenses remain the same in the years shown. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

Acquired Fund Fees and Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund’s investment objective is to generate long-term capital appreciation by investing in a diversified portfolio of private market investments, with a focus on mid-sized companies in the United States.

The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares. The Fund’s fundamental policies, which are listed in the statement of additional information (“SAI”), may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through a mix of investments (the “Fund Investments”) that is predominantly expected to comprise of private equity, and to a lesser extent, private credit investments. Fund Investments are expected to primarily consist of: (i) direct investments in the equity or debt of target companies and other private assets (“Direct Investments”), typically with third-party managers (“Sponsors”); (ii) purchases of existing interests in private equity or private credit funds (“Portfolio Funds”) and other private assets managed by Sponsors (“Secondary Investments”); (iii) subscriptions for new interests in Portfolio Funds (“Primary Investments”); and (iv) short-term and liquid investments, including money market funds, short term treasuries, and/or other liquid investment vehicles. In addition, the Fund may invest in other securities or strategies including those that are intended to generate the cash flow, risk and return profiles of traditional private equity and private credit investments. Among these investment types, Direct Investments and Secondary Investments are expected to collectively comprise a majority of the Fund’s portfolio.

Direct Investments may include both direct equity and direct credit investments. In a direct equity investment, the Fund typically acquires an interest in the equity of an operating company through a privately negotiated transaction. Infrequently, direct equity investments may also encompass, without limitation, investments in real estate or other real assets, investments structured as debt but with significant equity-like characteristics, or privately negotiated transactions with a listed operating company or acquisition company. In a direct credit investment, the Fund typically invests in debt (including, without limitation, senior, subordinated, second lien, mezzanine or bonds) of an operating company or asset pool.

Secondary Investments may include both LP secondaries and GP secondaries. In an LP secondary, the Fund typically purchases interests in seasoned private equity funds, private credit funds or other private assets, typically in transactions originated by an existing investor in the relevant asset(s). In a GP secondary, the Fund typically purchases interests in seasoned private companies and/or other private assets, typically in transactions originated by the Sponsor of the relevant asset(s). GP secondary investments may be structured in a variety of ways, including but not limited to subscriptions for interests in continuation funds and/or direct purchases of private assets. Such mature investments may return cash more quickly than Primary Investments and may also avoid substantial uncalled commitments. Both characteristics can be attractive given the structure of the Fund.

Primary Investments may include Portfolio Funds that follow a broad range of strategies, including funds that aim to focus their investments within particular industries or geographic regions, or which target companies having particular financing needs. In a Primary Investment, the Fund typically seeks funds following buyout and growth strategies that target mid-sized companies in the United States.

Under normal circumstances, the Fund intends to invest and/or make capital commitments of at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “Private Market Assets”. For purposes of this policy, Private Market Assets include Direct Investments, Portfolio Funds, Secondary Investments, and Primary Investments. This policy is not fundamental and may be changed by the Fund’s Board upon 60 days’ prior written notice to Shareholders. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result in the change in the value of the Fund’s investments or due to the issuance or redemption of Shares, will not require the Fund to dispose of an investment.

The Fund was granted exemptive relief from the provisions of Sections 17(d) of the Investment Company Act to invest in certain privately negotiated investment transactions alongside other funds managed by the Adviser or certain of its affiliates, subject to certain conditions. The Adviser will not cause the Fund to engage in certain negotiated investments alongside affiliates unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance.

The Fund principally targets Fund Investments within the United States, but may, directly or indirectly, make investments outside of the United States. It is expected that no more than approximately 30% of the Fund’s portfolio will be comprised of non-U.S. investments. Depending on market conditions, hedging costs and the views of the Adviser, the Fund may or may not hedge all or a portion of any foreign currency exposures.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Portfolio Funds and other Fund Investments selected will produce positive returns, or that the Fund will achieve its investment objective.

PRIVATE MARKETS OVERVIEW

Private market investments, whether private equity or private credit, are investments that are typically made in non-public companies through privately negotiated transactions. Such investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, senior debt, subordinated debt and warrants or other derivatives, depending on the strategy of the investor and the financing requirements of the company.

Private investment funds, often organized as limited partnerships, are the most common vehicles for making private market investments. In such funds, investors usually commit to contribute up to a certain amount of capital when requested by the fund’s manager or general partner. The general partner then makes investments on behalf of the fund, typically according to a pre-defined investment strategy and time horizon. The fund’s investments are usually realized, or “exited” after a two- to six-year holding period through a private sale, an initial public offering (IPO) or a recapitalization, and the proceeds are distributed to the fund’s investors. The funds themselves typically have a duration of ten to twelve years.

The private market is diverse and can be divided into several different segments, each of which may exhibit distinct characteristics based on combinations of various factors. These include the type and financing stage of the investment, the geographic region in which the investment is made and the vintage year.

Investments in private markets have increased significantly over the last twenty-five (25) years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. It is now common for large pension funds, endowments and other institutional investors to dedicate several percentage points of their overall portfolios to private market investments.

Investment Types

●	Direct Investments. Direct investments generally involve taking an interest in securities issued by an operating company, whether equity or credit. Direct equity investments generally involve new owners taking a material stake in the target company, frequently a controlling interest, and exercising significant influence on the growth and development of the company through work with the company’s management and board of directors. Direct credit investments often represent financing for buyout or growth investments and may have various features and covenants designed to protect the lender’s interests; such investments may include both secured and unsecured loans, bonds and/or other forms of debt. Direct investments may vary in duration, but usually are exited within two to six years.

In contrast to private equity fund investments (which require a commitment to a largely unknown portfolio), direct investments involve specific situations and particular companies. Accordingly, this style of investing offers the greatest degree of transparency and control in portfolio construction and most directly reflects the investor’s sourcing, underwriting, negotiation and structuring skills. In addition, investing directly is generally the most cost-effective way to make private equity investments, by avoiding some or all of the fees and expenses generally associated with investing indirectly through underlying private equity funds.

●	Secondary Investments. Secondary investments, or “secondaries,” are interests in existing private equity funds, private credit funds or other assets that are acquired in privately negotiated transactions, typically after the end of the relevant fund’s fundraising period.

Secondary investments play an important role in a diversified private equity portfolio. Because secondaries allow investors to avoid some of the prior fees charged by private equity fund managers and are often (but not always) purchased at a discount from a private equity fund’s net asset value, secondaries may exhibit little or none of the “J-curve” characteristics associated with primary investments. In addition, secondaries typically provide earlier distributions than primary investments, and may also provide valuable arbitrage opportunities for sophisticated investors. The ability to source and value potential investments is crucial for success in secondary investing, and the nature of the process typically requires significant resources and expertise. As a result, generally only very large and experienced investors are active secondary market participants.

●	Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity or private credit funds. Most private investment firms raise new funds only every two to four years and may not offer funds that pursue a certain strategy in any particular year. Accordingly, many top-performing funds may be closed to new investors or unavailable for a primary investment at any given time. Because of the limited windows of opportunity for making primary investments in particular funds, strong relationships with leading firms are highly important for primary investors.

Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in several individual operating companies (typically ten to thirty) during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life. Because primary investors must rely on the expertise of the fund manager, an accurate assessment of the manager’s capabilities is essential for investment success.

Primary investments typically exhibit a value development pattern, commonly known as the “J-curve”, in which unrealized net return typically declines moderately during the early years of the fund’s life as investment related fees and expenses are incurred before investment gains have been realized. As the fund matures and portfolio companies are sold, the pattern typically reverses with increasing net asset value and distributions.

Financing Stages

In the private equity asset class, the term “financing stage” is used to describe investments (or funds that invest) in companies at a certain stage of development. The different financing stages have distinct risk, return and correlation characteristics, and play different roles within a diversified portfolio. Broadly speaking, private equity investments can be broken down into three financing stages: buyout, venture capital and special situations. These categories may be further subdivided based on the investment strategies that are employed.

●	Buyouts. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent the largest portion of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions.

●	Venture capital. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare, or other high growth industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors.

●	Special situations. Investments that do not fall within the categories above are usually classified as special situations. Such investments encompass a broad range of investment strategies and financial instruments including structured equity, distressed debt, turnarounds and/or other niche strategies. The value drivers and cash flow characteristics of special situations investments are frequently distinct from those of other private investments, complementing a buyout and venture capital portfolio.

INVESTMENT PROCESS

The Adviser follows a structured, multi-stage investment process developed over more than two decades of investing in private markets.

Portfolio Planning

The investment process begins with asset allocation and portfolio planning. The portfolio plan is designed to provide a long-term framework for diversification across various segments of the private markets and over time. Long-term allocation target ranges are established based on the general characteristics of each investment type, providing a general guideline for capital allocation over time. In addition, the portfolio plan is used to manage exposure to particular companies, industries, Sponsors and/or Portfolio Funds or other sources of idiosyncratic risk. By constructing the portfolio in this way, the Adviser believes that the Fund may be able to achieve more consistent investment returns and lower volatility than would generally be expected if the Fund’s portfolio were more concentrated.

Deal Sourcing

Over the past 25 years, the Adviser has established a significant presence in the U.S. private equity industry. As of December 31, 2022, the Adviser managed approximately $40.8 billion of assets across various investment programs targeting direct, secondary and primary investments, primarily in private equity and private credit. Since inception, the Adviser has invested in more than 2,300 funds managed by more than 700 Sponsors on behalf of its clients. Through these activities the Adviser has developed, and continually seeks to cultivate, a deep network of relationships across the private markets. This network has historically proven to be a rich source of deal flow. The Adviser believes the broad scope of its investment activities, together with its ability to provide a broad array of capital solutions for Sponsors, will continue to result in access to attractive investment opportunities, from which it expects the Fund will benefit.

Initial Screening

As potential investment opportunities are identified, each is subjected to an initial screening. This initial evaluation is typically based on preliminary discussions and/or information received from a Sponsor or intermediary in an investment presentation or a confidential information memorandum. If a prospective investment is judged to be worthy of further consideration, a deal team is formed to investigate the opportunity in detail.

Due Diligence

The Adviser’s due diligence process requires a detailed quantitative and qualitative evaluation of each prospective investment. The Adviser compiles information from a variety of public and private sources such as management presentations, on-site or virtual visits, personal interviews, reference calls and/or third-party research. Based on this information, the Adviser analyzes numerous factors relating to the prospective investment to better understand both potential sources of value creation and potential sources of risk. The specific analyses performed vary by investment type but typically include factors such as historic performance, management quality, market positioning, competitive strategy, industry dynamics, capital structure, valuation and proposed terms, among others. The overall process begins with a general investigation and analysis (Phase I), with detailed follow-up research and/or modeling as necessary to address key questions, assumptions or concerns (Phase II). In each phase, the investment committee reviews the team’s findings and may decline the opportunity, request additional information, or approve subject to defined conditions.

Execution

In the final stage of the investment process, the Adviser facilitates a review of the legal terms and tax considerations of the proposed investment, often concurrently with the finalization of commercial due diligence. Based on the findings of both internal professionals and external advisers, the Adviser seeks to negotiate the terms and conditions of the investment. After resolving any open issues and negotiating terms, a final investment recommendation is made to the investment committee, which approves or declines the investment.

INVESTMENT POLICIES

Portfolio and Liquidity Management

The Adviser uses a range of techniques to help reduce the risk associated with the Fund’s investment strategy. These techniques may include, without limitation:

●	Diversifying across Portfolio Funds, Sponsors, companies and industries;

●	Investing predominantly within the United States, across multiple geographic regions;

●	Investing over time to capture multiple vintage years and maturity dates; and

●	Actively managing cash and committed borrowing facilities.

The Adviser manages the Fund’s portfolio with a view towards managing liquidity and maintaining a high investment level. Accordingly, the Adviser may make investments based, in part, on anticipated future distributions from Fund Investments. The Adviser also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by Shareholders and distributions made to Shareholders. To forecast portfolio cash flows, the Adviser utilizes quantitative and qualitative factors, including quarterly financial statements, portfolio observations and qualitative forecasts by the Adviser’s and its affiliates’ investment professionals.

The Fund holds liquid assets to the extent required for purposes of liquidity management and compliance with the Investment Company Act. Over time, during normal market conditions, it is generally not expected that the Fund will hold more than approximately 20% of its net assets in cash or cash equivalents that are not committed to future investments for extended periods of time. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by Shareholders, the Adviser may sell certain of the Fund’s assets on the Fund’s behalf.

There can be no assurance that the objectives of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design and risk management strategies will be successful. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund found under “GENERAL RISKS,” INVESTMENT RELATED RISKS,” and “LIMITS OF RISKS DISCLOSURE.”

Borrowing by the Fund

The Fund may borrow money to pay operating expenses, including, without limitation, investment management fees, or to purchase Fund Investments, to fund repurchase of Shares or for other portfolio management purposes. Such borrowing may be accomplished through credit facilities or derivative instruments or by other means. The use of borrowings for investment purposes involves a high degree of risk. Under the Investment Company Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the Investment Company Act) of less than 300% with respect to indebtedness or less than 200% with respect to preferred stock. The Investment Company Act also provides that the Fund may not declare distributions or purchase its Shares (including through repurchase offers) if, immediately after doing so, it will have an asset coverage of less than 300% or 200%, as applicable. The foregoing requirements do not apply to Portfolio Funds or other Fund Investments in which the Fund invests unless such Portfolio Funds or other Fund Investments are registered under the Investment Company Act. The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold Fund Investments purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

Hedging Techniques

From time to time in its discretion, the Adviser may employ various hedging techniques in an attempt to reduce certain potential risks to which the Fund’s portfolio may be exposed. These hedging techniques may involve the use of derivative instruments, including swaps and other arrangements such as exchange-listed and over-the-counter put and call options, rate caps, floors and collars, and futures and forward contracts. The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions.

There are certain risks associated with the use of such hedging techniques. See “INVESTMENT RELATED RISKS—Derivative Instruments” and “INVESTMENT RELATED RISKS—Currency Risk.”

Temporary and Defensive Strategies

The Fund may, from time to time in the Adviser’s discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective. In addition, subject to applicable law, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment, in order to fund anticipated repurchases, expenses of the Fund or other operational needs, or otherwise in the sole discretion of the Adviser. See “USE OF PROCEEDS.”

Risk Factors [Table Text Block]

RISK FACTORS

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

BUSINESS AND STRUCTURE RELATED RISKS

Limited Operating History

The Fund commenced operations on January 3, 2022. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline substantially.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund does not list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although (i) the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount and (ii) the Adviser intends to recommend to the Board that, in normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress or other substantial uncertainties, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that the Board believes appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “REPURCHASES OF SHARES—Periodic Repurchases.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment In Kind For Repurchased Shares

The Fund generally expects to pay cash to satisfy a shareholder’s repurchase request. See “REPURCHASES OF SHARES—Periodic Repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. Further, substantial repurchases may cause a repurchase offer to be oversubscribed. In an oversubscribed repurchase offer, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder, which would further limit the liquidity available to tendering Shareholders. See “BUSINESS AND STRUCTURE RELATED RISKS—Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares.”

Dilution from Subsequent Offerings of Shares

The Fund expects to accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund Investments held prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund Investments underperform the prior investments.

Uncertain Source and Quantity of Funding

Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee and other fees. To the extent the Fund develops a need for additional capital in the future (for investments or for any other reason) and cannot obtain such capital on acceptable terms, the ability to acquire investments and to expand operations will be adversely affected. This could negatively impact the Fund’s ability to achieve portfolio diversification, its operating results and its ability to make distributions to Shareholders.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “CERTAIN TAX CONSIDERATIONS.”

Valuation for Fund Investments Uncertain

Under the Investment Company Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Fund’s Valuation Designee (described below), in accordance with the Fund’s valuation policy, which has been approved by the Board and is consistent with the Adviser’s Valuation Policy. There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized gains or losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates or unaudited figures, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Valuations Subject to Adjustment

The valuations reported by the Sponsors, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances as described in “REPURCHASES OF SHARES— Periodic Repurchases.” As a result, to the extent that such subsequently adjusted valuations from the Sponsors or revisions to the net asset value of a Fund Investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Fund Investments;

●	changes in accounting guidelines governing valuation of the Fund Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser or certain of its respective key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Access and Competition

The activity of identifying, completing and realizing attractive investments that fall within the Fund’s objective is highly competitive, involves a high degree of uncertainty and will be subject to market conditions. Many of the potential Fund Investments in which the Fund seeks to invest are likely to be oversubscribed, with investor demand exceeding the amounts available. There can be no guarantee that the Fund will be able to secure access to prospective Fund Investments or that the investment amounts offered will be as large as the Fund would desire. The Fund expects to encounter significant competition from other entities regardless of whether their investment objectives are similar or different to those of the Fund. Potential competitors include, without limitation, other investment partnerships and corporations, business development companies, strategic industry acquirers, financial institutions, insurance companies, hedge funds and investment funds affiliated with other financial sponsors or institutional investors (investing directly or through affiliates), private equity and debt investors, and credit vehicles, as well as the Adviser’s other funds and accounts, subjecting the Adviser to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending acquisitions. Additional funds with similar investment objectives may be formed in the future by other unrelated parties. Some of such competitors may have more relevant experience, greater financial resources and more personnel than the Adviser. In addition, as the number of funds similar to the Fund operating in the marketplace increases, those competing funds may impair the Fund’s investment opportunities and/or adversely affect the terms upon which investments can be made. The Fund may incur significant expenses identifying, investigating, and attempting to acquire assets in potential transactions that are ultimately not consummated. For all of these reasons, competition may cause the returns of the Fund to decline.

To the extent permitted by the Investment Company Act and staff interpretations, the Adviser may seek to have the Fund and one or more other investment vehicles managed by the Adviser or any of its affiliates participate in an investment opportunity. The Fund was granted exemptive relief from the SEC to engage in co-investment transactions with the Adviser and/or its affiliates, including current and future investment vehicles managed by the Adviser. Furthermore, even with exemptive relief approval, the Fund could be limited in its ability to invest in certain investments in which the Adviser or any of its affiliates are investing or are invested.

Amount or Frequency of Distributions Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Fluctuations in Performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, there can be no assurance that the Fund will generate returns or that the Fund’s returns will not be volatile. Results for any previous period (whether of the Fund, any Fund Investment, of any other fund or account managed by the Adviser or its affiliates, or of individuals or investment entities associated with any of the foregoing parties) is not necessarily indicative of performance in any subsequent period.

Restrictions on Raising Capital and Borrowing

As a result of the annual distribution requirement to qualify as a RIC under the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments of the Fund. The Fund may issue “senior securities,” as defined in the Investment Company Act (including borrowing money from banks or other financial institutions) only in amounts such that the Fund’s asset coverage, as defined in the Investment Company Act, is at least 300% with respect to indebtedness or at least 200% with respect to preferred stock. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can lend.

Reporting Requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

MANAGEMENT RELATED RISKS

Reliance on the Adviser

The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund Investments and, in doing so, has no responsibility to consult with any Shareholder. Shareholders have no rights or powers to take part in the management of the Fund. Shareholders must rely entirely on the Adviser to conduct and manage the affairs of the Fund; the success of the Fund will depend in large part upon the skill and expertise of the Adviser to identify and consummate suitable investments and to dispose of investments of the Fund at a profit. No person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser.

Reliance on Key Personnel

The Fund relies on the experience, relationships and expertise of the individuals employed by the Adviser. There can be no assurance that any of these individuals will remain employed with the Adviser or otherwise continue to carry on their current duties throughout the term of the Fund. In particular, investment professionals may be replaced or added at any time. The loss of the services of one or more of the Adviser’s key personnel could have a material adverse impact on the Fund’s ability to realize its investment objectives. Similarly, the success of each Portfolio Fund and other Fund Investment depends to a large extent, on the experience, relationships and expertise of its manager and its key personnel. There can be no assurance that these individuals will remain employed or otherwise continue to be able to carry on their current duties throughout the term of such Portfolio Fund or other investment. The loss of any such key person could have a material adverse effect on the Fund.

Incentive Fee

Any Incentive Fee payable by the Fund that relates to an increase in value of Fund Investments may be computed and paid on gain or income that is unrealized. If a Fund Investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never be realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund Investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage the Adviser to use leverage to increase the return on Fund Investments. Under certain circumstances, the use of borrowing may increase the likelihood of default, which would disfavor the Fund and Shareholders. Such a practice could result in the Fund investing in more speculative securities than would otherwise be in the Fund’s best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Divergence of Resources

Neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Broad and Wide-Ranging Activities

The Adviser engages in a broad spectrum of activities. In the ordinary course of its business activities, the Adviser may engage in activities where the interests of the Adviser or the interests of its clients may conflict or compete with the interests of the Fund and the Adviser may provide services to third parties who have economic or other interests that conflict with those of the Fund. Other present and future activities of the Adviser and/or its clients may give rise to additional conflicts of interest. The Adviser will generally have the power to resolve, or consent to the resolution of, conflicts of interest on behalf of, and such resolution will be binding on, the Fund. The Adviser has adopted policies and procedures that it believes have been reasonably designed to mitigate and/or resolve actual or potential conflicts of interest; nevertheless, there can be no assurance that any such conflicts will be resolved in a manner that potentially affected parties would consider satisfactory.

Firm Policies and Procedures

Because the Adviser has different areas of its asset management business, it is subject to a number of actual and potential conflicts of interest, regulatory requirements and more legal and contractual restrictions than that to which it would otherwise be subject if it had just one line of business. In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, the Adviser has implemented certain policies and procedures that risk reducing the positive synergies that the Fund expects to utilize for purposes of finding attractive investments. See “CONFLICTS OF INTEREST.”

Transactions with Affiliates

The Adviser and its affiliates engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or Fund Investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or Fund Investments. For example, the Fund may be prohibited from participating in investments in certain portfolio companies that would otherwise be appropriate for the Fund as a result of existing or proposed investments by other investment accounts managed by the Adviser or its affiliates in such portfolio companies. As a result of prohibitions on transactions with affiliates under the Investment Company Act, the Adviser may elect to cause the Fund to dispose of an investment that becomes distressed, or refrain from exercising certain rights it would otherwise pursue, to the extent an affiliated investment account also holds a position in the underlying portfolio company. The Adviser and/or its affiliates may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund Investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with Section 17 of the Investment Company Act. The Fund was granted exemptive relief from the SEC that permits the Fund to participate in certain negotiated direct equity investments alongside other funds managed by the Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions including (i) that a majority of the Trustees of the Board who have no financial interest in the co-investment transaction and a majority of the Trustees of the Board who are not “interested persons,” as defined in the Investment Company Act, approve the 17(d) investment and (ii) that the price, terms and conditions of the 17(d) investment will be identical for each fund participating pursuant to the exemptive relief. Furthermore, even though the Fund was granted an order of exemptive relief, the Fund could be limited in its ability to invest in certain investments in which the Adviser or any of its affiliates are investing or are invested. These co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts.

Use of Third-Party Service Providers

The Adviser will delegate certain tasks to third party service providers. For example, certain aspects of fund administration, legal, accounting, audit, and tax reporting services will be provided to the Fund by third party service providers at the Fund’s expense. The Fund and the Adviser may not be in a position to verify the reliability of such third parties or the risks associated with delegation of such tasks. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, may have obligations, including indemnity obligations, to them and/or limited recourse against them. The Adviser will not be responsible for determining whether underlying Fund Investments and/or underlying companies (or the managers thereof or the service providers thereto) are properly charging fees and expenses or correctly calculating and/or allocating such fees and expenses (or withholdings or other taxes or fee offsets, if applicable); rather, it will be the responsibility of such underlying Fund Investments, underlying companies, the managers thereof and the service providers thereto (including their administrators and auditors) to verify these calculations.

INVESTMENT RELATED RISKS

This section discusses the types of investments that may be made, directly or indirectly, by the Fund, and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Temporary Investments

Before making investments, the Fund may invest proceeds of the offering in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Identification of Investments

Identification of attractive investment opportunities by the Adviser involves a high degree of uncertainty. The success of the Fund depends on the availability of appropriate investment opportunities and the ability of the Adviser to identify, select, gain access to and consummate appropriate investments. The availability of investment opportunities for the Fund generally will be subject to market conditions and the ability of the Adviser to locate investments that are available for purchase at attractive prices. There can be no assurance that suitable investments will be available, that the Fund will be able to choose, make and realize investments in any particular company, Portfolio Fund or other investment, or that the Fund will be able to fully invest its capital. The Fund may be unable to invest on acceptable terms within the time period that the Fund anticipates or at all. To the extent that any portion of the Fund’s capital is not invested, or is subject to delay before being invested, the potential return of the Fund will be diminished.

Limited Operating History of Fund Investments

Fund Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Fund Investments will be limited. Moreover, even to the extent a Fund Investment has a longer operating history, the past investment performance of any of the Fund Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities that is not, and cannot be, independently verified.

Long Term Portfolio Fund Investments; No Assurance of Investment Return

The Fund Investments will generally be long-term and illiquid in nature. Partial or complete sales, transfers, or other dispositions of investments, whether by the Fund, a Portfolio Fund or other investment, are generally not expected to occur for a number of years after an investment is made. In some cases, the Fund, a Portfolio Fund or other investment may be legally, contractually or otherwise prohibited from selling investments for a period of time or otherwise be restricted from making dispositions. Illiquidity may also result from the absence of an established market. For these and other reasons, certain investments made by the Fund, a Portfolio Fund or other investment may require a substantial length of time to liquidate. Because the realizable value of a highly illiquid investment at any given time may be less than its intrinsic value, particularly if such investment is not realized in an orderly fashion, the Fund, a Portfolio Fund or other investment may be unable to realize its investment objectives by sale or other disposition at attractive prices. Thus, there can be no assurance that the Fund, any Portfolio Fund or other investment will be able to implement its investment strategy, generate positive returns, achieve its investment objective or complete any exit strategy. An investment in the Fund should only be considered by persons who can afford a loss of their entire investment.

Concentration of Investments

There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in (i) any one Fund Investment, (ii) in Portfolio Funds or other investments managed by a particular Sponsor or its affiliates, (iii) indirectly in any single industry or (iv) in any issuer. In addition, a Portfolio Fund’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industries and/or individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “CERTAIN TAX CONSIDERATIONS.”

Nature of Portfolio Companies

The Fund Investments will include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Follow-on Investments

The Fund may be called upon to provide additional funding and/or have the opportunity to increase its investment in certain of the Fund Investments. There can be no assurance that the Fund will seek such follow-on investments or that it will have sufficient capital to make any such investments that become available. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative impact on a Portfolio Fund or other investment in need of such an investment and may diminish the Fund’s ability to influence the Portfolio Fund’s or other investment’s future development. Furthermore, no assurance can be made that any follow-on investments made by the Fund will be profitable to the Fund.

Control Positions

The Fund (in the case of direct investments) and the Portfolio Funds may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage

The Sponsors and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund, other Fund Investments and/or Portfolio Companies in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Derivative Instruments

Some or all of the Sponsors (subject to applicable law) and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Sponsors could present significant risks, including the risk of losses in excess of the amounts invested. See “INVESTMENT RELATED RISKS—Hedging.”

Interest Rate Risk

The Fund and the Fund Investments are subject to financial market risks, including changes in interest rates. General interest rate fluctuations, including in particular rapidly rising interest rates, may have a substantial negative impact on the Fund Investments and the Fund. For example, certain Fund Investments may have exposure to floating rate loans. In the event of a significant rising interest rate environment, borrowers with such loans could see their payments increase, which could lead to a significant increase in defaults. Fund Investments in companies with adjustable-rate loans may also decline in value in response to rising interest rates if the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, Fund Investments with exposure to fixed-rate loans may decline in value because they are locked in at below market yield. In addition, an increase in interest rates would make it more expensive to use debt for the financing needs of the Fund and the Fund Investments, if any. These and other interest rate-related developments, including without limitation the discontinuation of the London Interbank Offered Rate (“LIBOR”), could also have a material adverse impact on the Fund’s ability to meet its investment objectives. Furthermore, the risks associated with the transition to replacement rates, such as Secured Overnight Financial Rate “SOFR”, may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

Other Risks

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Non-U.S. Investments

The Fund and the Portfolio Funds may invest in securities of companies and other issuers located outside of the United States. Investing outside of the United States involves certain considerations not usually associated with investing in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation, nationalization, confiscatory taxation, imposition of withholding or other taxes on interest, dividends, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of assets and general social, political and economic instability; the relatively small size of the securities markets in certain countries; differing laws and regulations applicable to the securities and financial services industries of certain countries; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; government policies that may restrict the Fund’s investment opportunities; and accounting and financial reporting standards that may not be as high as comparable U.S. standards. The Fund and the Portfolio Funds may be unable to structure any such non-U.S. transactions to achieve the intended results or to sufficiently mitigate risks associated with such markets.

Currency Risk

The Fund’s portfolio may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible, practicable or cost-effective to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders. See “INVESTMENT RELATED RISKS—Derivative Instruments.”

Risks Relating to Accounting, Auditing and Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund Investments may be made (whether directly or indirectly) may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the Fund Investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money as a result. Finally, certain Fund Investments may be in Portfolio Companies or other investments that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

RISKS SPECIFIC TO PORTFOLIO FUNDS

Investments in the Portfolio Funds Generally; Dependence on Sponsors

Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Sponsor of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Sponsors are described under “INVESTMENT RELATED RISKS” above. The success of the Fund depends upon the ability of the Sponsors to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Sponsors, or the terms of any such investments. In addition, the Sponsors could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Sponsors will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds Not Registered

The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Sponsors may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Sponsors that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Portfolio Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Sponsor could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Sponsor to its own use. There can be no assurance that the Sponsors or the entities they manage will comply with all applicable laws and that assets entrusted to the Sponsors will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are Generally Non-Diversified

While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Illiquidity of Portfolio Fund Interests

Interests in Portfolio Funds are typically restricted as to their transferability under U.S. federal or state or non-U.S. securities laws or under the terms and conditions of their respective governing documents and are highly illiquid. The sale of any such investments by the Fund may be possible only at substantial discounts, if at all. In addition, generally the consent of the Sponsor of such Portfolio Fund is required to facilitate any transfer or sale of an interest in the Portfolio Fund, which consent may be withheld in the discretion of such Sponsor, whether reasonable or not. The underlying investments of Portfolio Funds are also generally illiquid and subject to similar limitations. All such investments may be extremely difficult to value with any degree of certainty.

Portfolio Fund Operations Not Transparent

The Adviser does not control the investments or operations of the Portfolio Funds. A Sponsor may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Sponsors may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information and/or reports given to the Administrator, the Adviser and/or the Fund with respect to the Fund Investments will not be fraudulent, inaccurate, misleading or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds

The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Sponsors of such Portfolio Funds which, generally are not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Sponsors. In this regard, a Sponsor may face a conflict of interest in valuing the securities, as their value may affect the Sponsor’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has delegated responsibility for the day-to-day valuation and pricing responsibility for the Fund to the Adviser, Portfolio Advisors, LLC (the “Valuation Designee”), subject to the oversight of the Board. The valuation of the Fund’s investments will be performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures; but the Adviser may face conflicts of interest in overseeing the valuation of the Fund Investments, as the value of the Fund Investments will affect the Adviser’s compensation. Moreover, the Adviser will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Sponsors.

A Sponsor’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Sponsor’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Sponsors could have a material adverse effect on the Fund if a Sponsor’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not invest in the Fund.

Multiple Levels of Fees and Expenses

Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, the Sponsor of a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Sponsors of the Portfolio Funds will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 10% to 20%, although it is possible that such amounts may be exceeded for certain Sponsors. The performance-based compensation received by a Sponsor also may create an incentive for that Sponsor to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. Under other statutory tests of affiliation (such as on the basis of control), the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments

The Sponsors may invest in consortia, which could result in increased concentration risk where the Fund and one or more Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Sponsors do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Sponsors are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Sponsor may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Sponsors selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds

Certain Sponsors’ investment approaches can accommodate only a certain amount of capital. Sponsors typically endeavor not to undertake to manage more capital than their approach can accommodate without risking a potential deterioration in returns. Accordingly, each Sponsor has the right to refuse to accept some or all of the assets that the Adviser may wish to allocate to such Sponsor. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders in investments managed by such Sponsor.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds, in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Sponsors

Subject to the Board’s approval, the Fund may agree to indemnify certain of the Portfolio Funds and Sponsors and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund

In certain circumstances, a Portfolio Fund may, among other things, terminate the Fund’s interest therein (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Portfolio Funds Tax Risk

Certain tax risks associated with investing in the Portfolio Funds are discussed below in “TAX RELATED RISKS”.

Risks Applicable to Other Fund Investments

Certain of the risks described above in the section may also apply to other types of Fund Investments.

RISKS SPECIFIC TO SECONDARY INVESTMENTS

General Risks of Secondary Investments

The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Similarly, certain Secondary Investments may require the Fund to make a concurrent primary commitment to a new Portfolio Fund, which commitment the Adviser may consider to be less attractive than the other assets to be acquired. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Contingent Liabilities Associated with Secondary Investments

Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant private equity fund and, subsequently, that private equity fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such private equity fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid to the private equity fund, there can be no assurances that the Fund would prevail on such claim.

Risks Relating to Secondary Investments Involving Syndicates

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

TAX RELATED RISKS

Failure to Qualify as a RIC or Satisfy Distribution Requirement

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “CERTAIN TAX CONSIDERATIONS.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and 90% of the Fund's net tax-exempt income, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met the Fund may fail to qualify for RIC tax treatment and be subject to corporate income tax.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting RIC Requirements

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Portfolio Funds in which the Fund is invested. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately, this may limit the universe of Portfolio Funds in which the Fund can invest.

Portfolio Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such a Portfolio Fund’s income until such income has been earned by the Portfolio Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy source-of-income requirement.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Fund Investment that limit utilization of this cure period. Because the Fund’s allocable portion of a Fund Investment’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify or maintain its RIC status and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “CERTAIN TAX CONSIDERATIONS.”

GENERAL RISKS

Legal, Tax and Regulatory Changes

Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010 and significantly revises and expands the rulemaking, supervisory and enforcement authority of U.S. federal bank, securities and commodities regulators. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Portfolio Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each shareholder is urged to consult its own tax advisers.

Certain tax risks associated with an investment in the Fund are discussed in “CERTAIN TAX CONSIDERATIONS.”

Systemic Risk

Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other interdependent financial institutions. Financial intermediaries, such as clearing houses, banks, securities firms and exchanges with which the Fund interacts, as well as the Fund, are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the Securities in which the Fund seeks to invest.

Business, Terrorism and Catastrophe Risks

The Fund may be subject to the risk of loss arising from exposure that it may incur, indirectly, due to the occurrence of various events, including hurricanes, earthquakes, and other natural disasters, war, military conflict, terrorism, pandemic and/or other catastrophic events. These risks of loss can be substantial and could have a material adverse effect on the Fund and the Shareholders’ investments therein. It is not possible to predict any such events or the severity of the effect that any such activity and/or governmental or military response would have on the economic situation in the United States or in other jurisdictions.

Cybersecurity Risk

The Adviser and other service providers of the Fund process, store and transmit large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of Shareholders. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches, but such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities, on-line services and/or the Fund’s accounts may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Breach of the Adviser’s information systems or the Fund’s accounts may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed. The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed. The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and/or the Shareholders.

Recent Market Events

Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia and Belarus. The resulting responses to the military actions (and potential further sanctions in response to continued military activity), the potential for military escalation and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted. Any or all of these conditions could have a material adverse effect on the Fund and/or the Fund Investments and prevent the Fund from achieving its investment objectives.

LIMITS OF RISKS DISCLOSURE

The above discussions and the discussions in the SAI relate to the various known risks associated with the Fund, Fund Investments, and Shares. Prospective investors should read this entire Prospectus, the SAI, and the Agreement and Declaration of Trust, and should consult the Adviser’s ADV for additional information, as well as consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Portfolio Funds or Fund Investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

VOTING

Each Shareholder will have the right to cast a number of votes, based on the value of such Shareholder’s Shares, at any meeting of Shareholders called by the (i) Board or (ii) Shareholders holding at least a majority of the total number of votes eligible to be cast by all Shareholders. Except for the exercise of such voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

Term, Dissolution, and Liquidation

The Fund shall be dissolved:

(1)	upon the affirmative vote to dissolve the Fund by a majority of the Trustees of the Board; or

(2)	as required by operation of law.

Upon the occurrence of any event of dissolution, one or more Trustees of the Board or the Adviser, acting as liquidator under appointment by the Board (or another liquidator, if the Board does not appoint one or more Trustees of the Board or the Adviser to act as liquidator or is unable to perform this function) is charged with winding up the affairs of the Fund and liquidating its assets. Upon the liquidation of the Fund, after establishment of appropriate reserves for contingencies in such amounts as the Board or the liquidator, as applicable, deems appropriate in its sole discretion, the Fund’s assets will be distributed: (i) first to satisfy the debts, liabilities, and obligations of the Fund (other than debts to Shareholders) including actual or anticipated liquidation expenses; (ii) next to repay debts, liabilities and obligations owing to the Shareholders; and (iii) finally to the Shareholders proportionately in accordance with the balances in their respective capital accounts. Assets may be distributed in kind on a pro rata basis if the Board or liquidator determines that such a distribution would be in the interests of the Shareholders in facilitating an orderly liquidation.

The Board may, in its sole discretion, and if determined to be in the best interests of the Shareholders, distribute the assets of the Fund into and through a liquidating trust to effect the liquidation of the Fund. The use of a liquidating trust would be subject to the regulatory requirements of the Investment Company Act and applicable Delaware law, and could result in additional expenses to the Shareholders.

Outstanding Securities [Table Text Block]	OUTSTANDING SECURITIES As of June 30, 2023, the outstanding Shares of the Fund are as follows:
Class A	3,442.038
Class D	3,441.413
Class I	52,544,253.140

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund commenced operations on January 3, 2022. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline substantially.

Closed End Fund Liquidity Limited To Periodic Repurchases Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund does not list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although (i) the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount and (ii) the Adviser intends to recommend to the Board that, in normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress or other substantial uncertainties, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that the Board believes appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “REPURCHASES OF SHARES—Periodic Repurchases.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment In Kind For Repurchased Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In Kind For Repurchased Shares

The Fund generally expects to pay cash to satisfy a shareholder’s repurchase request. See “REPURCHASES OF SHARES—Periodic Repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Substantial Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. Further, substantial repurchases may cause a repurchase offer to be oversubscribed. In an oversubscribed repurchase offer, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder, which would further limit the liquidity available to tendering Shareholders. See “BUSINESS AND STRUCTURE RELATED RISKS—Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares.”

Dilution From Subsequent Offerings Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution from Subsequent Offerings of Shares

The Fund expects to accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund Investments held prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund Investments underperform the prior investments.

Uncertain Source And Quantity Of Funding [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Source and Quantity of Funding

Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee and other fees. To the extent the Fund develops a need for additional capital in the future (for investments or for any other reason) and cannot obtain such capital on acceptable terms, the ability to acquire investments and to expand operations will be adversely affected. This could negatively impact the Fund’s ability to achieve portfolio diversification, its operating results and its ability to make distributions to Shareholders.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “CERTAIN TAX CONSIDERATIONS.”

Valuation For Fund Investments Uncertain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation for Fund Investments Uncertain

Under the Investment Company Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Fund’s Valuation Designee (described below), in accordance with the Fund’s valuation policy, which has been approved by the Board and is consistent with the Adviser’s Valuation Policy. There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized gains or losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates or unaudited figures, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Valuations Subject To Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment

The valuations reported by the Sponsors, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances as described in “REPURCHASES OF SHARES— Periodic Repurchases.” As a result, to the extent that such subsequently adjusted valuations from the Sponsors or revisions to the net asset value of a Fund Investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Fund Investments;

●	changes in accounting guidelines governing valuation of the Fund Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser or certain of its respective key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Access And Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access and Competition

The activity of identifying, completing and realizing attractive investments that fall within the Fund’s objective is highly competitive, involves a high degree of uncertainty and will be subject to market conditions. Many of the potential Fund Investments in which the Fund seeks to invest are likely to be oversubscribed, with investor demand exceeding the amounts available. There can be no guarantee that the Fund will be able to secure access to prospective Fund Investments or that the investment amounts offered will be as large as the Fund would desire. The Fund expects to encounter significant competition from other entities regardless of whether their investment objectives are similar or different to those of the Fund. Potential competitors include, without limitation, other investment partnerships and corporations, business development companies, strategic industry acquirers, financial institutions, insurance companies, hedge funds and investment funds affiliated with other financial sponsors or institutional investors (investing directly or through affiliates), private equity and debt investors, and credit vehicles, as well as the Adviser’s other funds and accounts, subjecting the Adviser to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending acquisitions. Additional funds with similar investment objectives may be formed in the future by other unrelated parties. Some of such competitors may have more relevant experience, greater financial resources and more personnel than the Adviser. In addition, as the number of funds similar to the Fund operating in the marketplace increases, those competing funds may impair the Fund’s investment opportunities and/or adversely affect the terms upon which investments can be made. The Fund may incur significant expenses identifying, investigating, and attempting to acquire assets in potential transactions that are ultimately not consummated. For all of these reasons, competition may cause the returns of the Fund to decline.

To the extent permitted by the Investment Company Act and staff interpretations, the Adviser may seek to have the Fund and one or more other investment vehicles managed by the Adviser or any of its affiliates participate in an investment opportunity. The Fund was granted exemptive relief from the SEC to engage in co-investment transactions with the Adviser and/or its affiliates, including current and future investment vehicles managed by the Adviser. Furthermore, even with exemptive relief approval, the Fund could be limited in its ability to invest in certain investments in which the Adviser or any of its affiliates are investing or are invested.

Amount Or Frequency Of Distributions Not Guaranteed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distributions Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Fluctuations In Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fluctuations in Performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, there can be no assurance that the Fund will generate returns or that the Fund’s returns will not be volatile. Results for any previous period (whether of the Fund, any Fund Investment, of any other fund or account managed by the Adviser or its affiliates, or of individuals or investment entities associated with any of the foregoing parties) is not necessarily indicative of performance in any subsequent period.

Restrictions On Raising Capital And Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Raising Capital and Borrowing

As a result of the annual distribution requirement to qualify as a RIC under the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments of the Fund. The Fund may issue “senior securities,” as defined in the Investment Company Act (including borrowing money from banks or other financial institutions) only in amounts such that the Fund’s asset coverage, as defined in the Investment Company Act, is at least 300% with respect to indebtedness or at least 200% with respect to preferred stock. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can lend.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Reliance On The Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser

The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund Investments and, in doing so, has no responsibility to consult with any Shareholder. Shareholders have no rights or powers to take part in the management of the Fund. Shareholders must rely entirely on the Adviser to conduct and manage the affairs of the Fund; the success of the Fund will depend in large part upon the skill and expertise of the Adviser to identify and consummate suitable investments and to dispose of investments of the Fund at a profit. No person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser.

Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Personnel

The Fund relies on the experience, relationships and expertise of the individuals employed by the Adviser. There can be no assurance that any of these individuals will remain employed with the Adviser or otherwise continue to carry on their current duties throughout the term of the Fund. In particular, investment professionals may be replaced or added at any time. The loss of the services of one or more of the Adviser’s key personnel could have a material adverse impact on the Fund’s ability to realize its investment objectives. Similarly, the success of each Portfolio Fund and other Fund Investment depends to a large extent, on the experience, relationships and expertise of its manager and its key personnel. There can be no assurance that these individuals will remain employed or otherwise continue to be able to carry on their current duties throughout the term of such Portfolio Fund or other investment. The loss of any such key person could have a material adverse effect on the Fund.

Incentive Fee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee

Any Incentive Fee payable by the Fund that relates to an increase in value of Fund Investments may be computed and paid on gain or income that is unrealized. If a Fund Investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never be realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund Investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage the Adviser to use leverage to increase the return on Fund Investments. Under certain circumstances, the use of borrowing may increase the likelihood of default, which would disfavor the Fund and Shareholders. Such a practice could result in the Fund investing in more speculative securities than would otherwise be in the Fund’s best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Divergence Of Resources [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Divergence of Resources

Neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Broad And Wide Ranging Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Broad and Wide-Ranging Activities

The Adviser engages in a broad spectrum of activities. In the ordinary course of its business activities, the Adviser may engage in activities where the interests of the Adviser or the interests of its clients may conflict or compete with the interests of the Fund and the Adviser may provide services to third parties who have economic or other interests that conflict with those of the Fund. Other present and future activities of the Adviser and/or its clients may give rise to additional conflicts of interest. The Adviser will generally have the power to resolve, or consent to the resolution of, conflicts of interest on behalf of, and such resolution will be binding on, the Fund. The Adviser has adopted policies and procedures that it believes have been reasonably designed to mitigate and/or resolve actual or potential conflicts of interest; nevertheless, there can be no assurance that any such conflicts will be resolved in a manner that potentially affected parties would consider satisfactory.

Firm Policies And Procedures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Firm Policies and Procedures

Because the Adviser has different areas of its asset management business, it is subject to a number of actual and potential conflicts of interest, regulatory requirements and more legal and contractual restrictions than that to which it would otherwise be subject if it had just one line of business. In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, the Adviser has implemented certain policies and procedures that risk reducing the positive synergies that the Fund expects to utilize for purposes of finding attractive investments. See “CONFLICTS OF INTEREST.”

Transactions With Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transactions with Affiliates

The Adviser and its affiliates engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or Fund Investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or Fund Investments. For example, the Fund may be prohibited from participating in investments in certain portfolio companies that would otherwise be appropriate for the Fund as a result of existing or proposed investments by other investment accounts managed by the Adviser or its affiliates in such portfolio companies. As a result of prohibitions on transactions with affiliates under the Investment Company Act, the Adviser may elect to cause the Fund to dispose of an investment that becomes distressed, or refrain from exercising certain rights it would otherwise pursue, to the extent an affiliated investment account also holds a position in the underlying portfolio company. The Adviser and/or its affiliates may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund Investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with Section 17 of the Investment Company Act. The Fund was granted exemptive relief from the SEC that permits the Fund to participate in certain negotiated direct equity investments alongside other funds managed by the Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions including (i) that a majority of the Trustees of the Board who have no financial interest in the co-investment transaction and a majority of the Trustees of the Board who are not “interested persons,” as defined in the Investment Company Act, approve the 17(d) investment and (ii) that the price, terms and conditions of the 17(d) investment will be identical for each fund participating pursuant to the exemptive relief. Furthermore, even though the Fund was granted an order of exemptive relief, the Fund could be limited in its ability to invest in certain investments in which the Adviser or any of its affiliates are investing or are invested. These co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts.

Use Of Third Party Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Third-Party Service Providers

The Adviser will delegate certain tasks to third party service providers. For example, certain aspects of fund administration, legal, accounting, audit, and tax reporting services will be provided to the Fund by third party service providers at the Fund’s expense. The Fund and the Adviser may not be in a position to verify the reliability of such third parties or the risks associated with delegation of such tasks. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, may have obligations, including indemnity obligations, to them and/or limited recourse against them. The Adviser will not be responsible for determining whether underlying Fund Investments and/or underlying companies (or the managers thereof or the service providers thereto) are properly charging fees and expenses or correctly calculating and/or allocating such fees and expenses (or withholdings or other taxes or fee offsets, if applicable); rather, it will be the responsibility of such underlying Fund Investments, underlying companies, the managers thereof and the service providers thereto (including their administrators and auditors) to verify these calculations.

Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments

Before making investments, the Fund may invest proceeds of the offering in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Identification Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Identification of Investments

Identification of attractive investment opportunities by the Adviser involves a high degree of uncertainty. The success of the Fund depends on the availability of appropriate investment opportunities and the ability of the Adviser to identify, select, gain access to and consummate appropriate investments. The availability of investment opportunities for the Fund generally will be subject to market conditions and the ability of the Adviser to locate investments that are available for purchase at attractive prices. There can be no assurance that suitable investments will be available, that the Fund will be able to choose, make and realize investments in any particular company, Portfolio Fund or other investment, or that the Fund will be able to fully invest its capital. The Fund may be unable to invest on acceptable terms within the time period that the Fund anticipates or at all. To the extent that any portion of the Fund’s capital is not invested, or is subject to delay before being invested, the potential return of the Fund will be diminished.

Limited Operating History Of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Fund Investments

Fund Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Fund Investments will be limited. Moreover, even to the extent a Fund Investment has a longer operating history, the past investment performance of any of the Fund Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities that is not, and cannot be, independently verified.

Long Term Portfolio Fund Investments No Assurance Of Investment Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Long Term Portfolio Fund Investments; No Assurance of Investment Return

The Fund Investments will generally be long-term and illiquid in nature. Partial or complete sales, transfers, or other dispositions of investments, whether by the Fund, a Portfolio Fund or other investment, are generally not expected to occur for a number of years after an investment is made. In some cases, the Fund, a Portfolio Fund or other investment may be legally, contractually or otherwise prohibited from selling investments for a period of time or otherwise be restricted from making dispositions. Illiquidity may also result from the absence of an established market. For these and other reasons, certain investments made by the Fund, a Portfolio Fund or other investment may require a substantial length of time to liquidate. Because the realizable value of a highly illiquid investment at any given time may be less than its intrinsic value, particularly if such investment is not realized in an orderly fashion, the Fund, a Portfolio Fund or other investment may be unable to realize its investment objectives by sale or other disposition at attractive prices. Thus, there can be no assurance that the Fund, any Portfolio Fund or other investment will be able to implement its investment strategy, generate positive returns, achieve its investment objective or complete any exit strategy. An investment in the Fund should only be considered by persons who can afford a loss of their entire investment.

Concentration Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments

There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in (i) any one Fund Investment, (ii) in Portfolio Funds or other investments managed by a particular Sponsor or its affiliates, (iii) indirectly in any single industry or (iv) in any issuer. In addition, a Portfolio Fund’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industries and/or individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “CERTAIN TAX CONSIDERATIONS.”

Nature Of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies

The Fund Investments will include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Follow On Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-on Investments

The Fund may be called upon to provide additional funding and/or have the opportunity to increase its investment in certain of the Fund Investments. There can be no assurance that the Fund will seek such follow-on investments or that it will have sufficient capital to make any such investments that become available. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative impact on a Portfolio Fund or other investment in need of such an investment and may diminish the Fund’s ability to influence the Portfolio Fund’s or other investment’s future development. Furthermore, no assurance can be made that any follow-on investments made by the Fund will be profitable to the Fund.

Control Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions

The Fund (in the case of direct investments) and the Portfolio Funds may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage

The Sponsors and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund, other Fund Investments and/or Portfolio Companies in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Instruments

Some or all of the Sponsors (subject to applicable law) and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Sponsors could present significant risks, including the risk of losses in excess of the amounts invested. See “INVESTMENT RELATED RISKS—Hedging.”

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The Fund and the Fund Investments are subject to financial market risks, including changes in interest rates. General interest rate fluctuations, including in particular rapidly rising interest rates, may have a substantial negative impact on the Fund Investments and the Fund. For example, certain Fund Investments may have exposure to floating rate loans. In the event of a significant rising interest rate environment, borrowers with such loans could see their payments increase, which could lead to a significant increase in defaults. Fund Investments in companies with adjustable-rate loans may also decline in value in response to rising interest rates if the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, Fund Investments with exposure to fixed-rate loans may decline in value because they are locked in at below market yield. In addition, an increase in interest rates would make it more expensive to use debt for the financing needs of the Fund and the Fund Investments, if any. These and other interest rate-related developments, including without limitation the discontinuation of the London Interbank Offered Rate (“LIBOR”), could also have a material adverse impact on the Fund’s ability to meet its investment objectives. Furthermore, the risks associated with the transition to replacement rates, such as Secured Overnight Financial Rate “SOFR”, may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Non U S Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments

The Fund and the Portfolio Funds may invest in securities of companies and other issuers located outside of the United States. Investing outside of the United States involves certain considerations not usually associated with investing in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation, nationalization, confiscatory taxation, imposition of withholding or other taxes on interest, dividends, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of assets and general social, political and economic instability; the relatively small size of the securities markets in certain countries; differing laws and regulations applicable to the securities and financial services industries of certain countries; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; government policies that may restrict the Fund’s investment opportunities; and accounting and financial reporting standards that may not be as high as comparable U.S. standards. The Fund and the Portfolio Funds may be unable to structure any such non-U.S. transactions to achieve the intended results or to sufficiently mitigate risks associated with such markets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

The Fund’s portfolio may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible, practicable or cost-effective to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Hedging [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders. See “INVESTMENT RELATED RISKS—Derivative Instruments.”

Risks Relating To Accounting Auditing And Financial Reporting Etc [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing and Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund Investments may be made (whether directly or indirectly) may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the Fund Investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money as a result. Finally, certain Fund Investments may be in Portfolio Companies or other investments that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Investments In The Portfolio Funds Generally Dependence On Sponsors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds Generally; Dependence on Sponsors

Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Sponsor of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Sponsors are described under “INVESTMENT RELATED RISKS” above. The success of the Fund depends upon the ability of the Sponsors to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Sponsors, or the terms of any such investments. In addition, the Sponsors could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Sponsors will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds Not Registered

The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Sponsors may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Sponsors that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Portfolio Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Sponsor could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Sponsor to its own use. There can be no assurance that the Sponsors or the entities they manage will comply with all applicable laws and that assets entrusted to the Sponsors will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds Are Generally Non Diversified [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Generally Non-Diversified

While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Illiquidity Of Portfolio Fund Interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Portfolio Fund Interests

Interests in Portfolio Funds are typically restricted as to their transferability under U.S. federal or state or non-U.S. securities laws or under the terms and conditions of their respective governing documents and are highly illiquid. The sale of any such investments by the Fund may be possible only at substantial discounts, if at all. In addition, generally the consent of the Sponsor of such Portfolio Fund is required to facilitate any transfer or sale of an interest in the Portfolio Fund, which consent may be withheld in the discretion of such Sponsor, whether reasonable or not. The underlying investments of Portfolio Funds are also generally illiquid and subject to similar limitations. All such investments may be extremely difficult to value with any degree of certainty.

Portfolio Fund Operations Not Transparent [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Operations Not Transparent

The Adviser does not control the investments or operations of the Portfolio Funds. A Sponsor may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Sponsors may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information and/or reports given to the Administrator, the Adviser and/or the Fund with respect to the Fund Investments will not be fraudulent, inaccurate, misleading or incomplete.

Valuation Of The Funds Interests In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Portfolio Funds

The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Sponsors of such Portfolio Funds which, generally are not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Sponsors. In this regard, a Sponsor may face a conflict of interest in valuing the securities, as their value may affect the Sponsor’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has delegated responsibility for the day-to-day valuation and pricing responsibility for the Fund to the Adviser, Portfolio Advisors, LLC (the “Valuation Designee”), subject to the oversight of the Board. The valuation of the Fund’s investments will be performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures; but the Adviser may face conflicts of interest in overseeing the valuation of the Fund Investments, as the value of the Fund Investments will affect the Adviser’s compensation. Moreover, the Adviser will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Sponsors.

A Sponsor’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Sponsor’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Sponsors could have a material adverse effect on the Fund if a Sponsor’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not invest in the Fund.

Multiple Levels Of Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses

Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, the Sponsor of a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Sponsors of the Portfolio Funds will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 10% to 20%, although it is possible that such amounts may be exceeded for certain Sponsors. The performance-based compensation received by a Sponsor also may create an incentive for that Sponsor to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability To Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. Under other statutory tests of affiliation (such as on the basis of control), the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium Or Offsetting Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consortium or Offsetting Investments

The Sponsors may invest in consortia, which could result in increased concentration risk where the Fund and one or more Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Sponsors do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Sponsors are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Sponsor may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Sponsors selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations On Ability To Invest In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Ability to Invest in Portfolio Funds

Certain Sponsors’ investment approaches can accommodate only a certain amount of capital. Sponsors typically endeavor not to undertake to manage more capital than their approach can accommodate without risking a potential deterioration in returns. Accordingly, each Sponsor has the right to refuse to accept some or all of the assets that the Adviser may wish to allocate to such Sponsor. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders in investments managed by such Sponsor.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds, in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification Of Portfolio Funds And Sponsors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Sponsors

Subject to the Board’s approval, the Fund may agree to indemnify certain of the Portfolio Funds and Sponsors and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination Of The Funds Interest In A Portfolio Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund

In certain circumstances, a Portfolio Fund may, among other things, terminate the Fund’s interest therein (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Portfolio Funds Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Portfolio Funds Tax Risk Certain tax risks associated with investing in the Portfolio Funds are discussed below in “TAX RELATED RISKS”.
Risks Applicable To Other Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Applicable to Other Fund Investments Certain of the risks described above in the section may also apply to other types of Fund Investments.
General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments

The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Similarly, certain Secondary Investments may require the Fund to make a concurrent primary commitment to a new Portfolio Fund, which commitment the Adviser may consider to be less attractive than the other assets to be acquired. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Contingent Liabilities Associated With Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Secondary Investments

Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant private equity fund and, subsequently, that private equity fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such private equity fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid to the private equity fund, there can be no assurances that the Fund would prevail on such claim.

Risks Relating To Secondary Investments Involving Syndicates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Secondary Investments Involving Syndicates

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Failure To Qualify As A Ric Or Satisfy Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Qualify as a RIC or Satisfy Distribution Requirement

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “CERTAIN TAX CONSIDERATIONS.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and 90% of the Fund's net tax-exempt income, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met the Fund may fail to qualify for RIC tax treatment and be subject to corporate income tax.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting Ric Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Meeting RIC Requirements

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Portfolio Funds in which the Fund is invested. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately, this may limit the universe of Portfolio Funds in which the Fund can invest.

Portfolio Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such a Portfolio Fund’s income until such income has been earned by the Portfolio Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy source-of-income requirement.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Fund Investment that limit utilization of this cure period. Because the Fund’s allocable portion of a Fund Investment’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify or maintain its RIC status and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “CERTAIN TAX CONSIDERATIONS.”

Legal Tax And Regulatory Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory Changes

Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010 and significantly revises and expands the rulemaking, supervisory and enforcement authority of U.S. federal bank, securities and commodities regulators. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Portfolio Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each shareholder is urged to consult its own tax advisers.

Certain tax risks associated with an investment in the Fund are discussed in “CERTAIN TAX CONSIDERATIONS.”

Systemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systemic Risk

Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other interdependent financial institutions. Financial intermediaries, such as clearing houses, banks, securities firms and exchanges with which the Fund interacts, as well as the Fund, are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the Securities in which the Fund seeks to invest.

Business Terrorism And Catastrophe Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business, Terrorism and Catastrophe Risks

The Fund may be subject to the risk of loss arising from exposure that it may incur, indirectly, due to the occurrence of various events, including hurricanes, earthquakes, and other natural disasters, war, military conflict, terrorism, pandemic and/or other catastrophic events. These risks of loss can be substantial and could have a material adverse effect on the Fund and the Shareholders’ investments therein. It is not possible to predict any such events or the severity of the effect that any such activity and/or governmental or military response would have on the economic situation in the United States or in other jurisdictions.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Adviser and other service providers of the Fund process, store and transmit large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of Shareholders. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches, but such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities, on-line services and/or the Fund’s accounts may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Breach of the Adviser’s information systems or the Fund’s accounts may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed. The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed. The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and/or the Shareholders.

Market Disruption Risks Related To Russia Ukraine Conflict [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia and Belarus. The resulting responses to the military actions (and potential further sanctions in response to continued military activity), the potential for military escalation and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted. Any or all of these conditions could have a material adverse effect on the Fund and/or the Fund Investments and prevent the Fund from achieving its investment objectives.

Limits Of Risks Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISKS DISCLOSURE

The above discussions and the discussions in the SAI relate to the various known risks associated with the Fund, Fund Investments, and Shares. Prospective investors should read this entire Prospectus, the SAI, and the Agreement and Declaration of Trust, and should consult the Adviser’s ADV for additional information, as well as consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Portfolio Funds or Fund Investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	9 Old Kings Highway South
Entity Address, City or Town	Darien
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06820
Contact Personnel Name	Daniel Dwyer
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.22%
Distribution/Servicing Fees [Percent]	1.00%	[4]
Incentive Fees [Percent]	0.25%	[5]
Acquired Fund Fees and Expenses [Percent]	0.74%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.99%
Total Annual Expenses [Percent]	4.45%
Expense Example, Year 01	$ 78
Expense Example, Years 1 to 3	165
Expense Example, Years 1 to 5	253
Expense Example, Years 1 to 10	$ 476
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A
Outstanding Security, Not Held [Shares] | shares	3,442.038
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.23%
Distribution/Servicing Fees [Percent]	0.00%	[4]
Incentive Fees [Percent]	0.25%	[5]
Acquired Fund Fees and Expenses [Percent]	0.74%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.99%
Total Annual Expenses [Percent]	3.46%
Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	106
Expense Example, Years 1 to 5	180
Expense Example, Years 1 to 10	$ 373
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Not Held [Shares] | shares	52,544,253.140
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.22%
Distribution/Servicing Fees [Percent]	0.25%	[4]
Incentive Fees [Percent]	0.25%	[5]
Acquired Fund Fees and Expenses [Percent]	0.74%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.99%
Total Annual Expenses [Percent]	3.70%
Expense Example, Year 01	$ 71
Expense Example, Years 1 to 3	144
Expense Example, Years 1 to 5	219
Expense Example, Years 1 to 10	$ 416
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D
Outstanding Security, Not Held [Shares] | shares	3,441.413

[1]	Investors in Class A Shares and Class D Shares may be charged a sales charge of up to 3.50% of the subscription amount.
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A Shares, Class I Shares or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”
[3]	The Investment Management Fee is equal to a quarterly rate of 0.3125% (1.25%, on an annualized basis), of the Fund’s Managed Investments at the end of each calendar quarter. “Managed Investments” means the total value of the Fund’s assets (including any assets attributable to money borrowed for investment purposes) plus any unfunded investment commitments (i.e., amounts committed to Fund Investments that have not yet been drawn for investment), minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), minus cash and cash equivalents. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.
[4]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan (“Distribution and Service Plan”) for Class A Shares and Class D Shares. Under the Distribution and Service Plan, the Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 1.00% per year on Class A Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
[5]	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee calculated and payable quarterly in arrears equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value (“NAV”) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or withdrawn from the Fund by shareholders). The incentive fee in the table above is an estimate expressed as an annualized percentage of fund assets based on performance for the prior period. The Fund maintains the Loss Recovery Account, which had an initial balance of zero and (i) increases upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreases (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.
[6]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Sponsors. The Fund may also indirectly bear asset-based fees, performance or incentive fees or allocations and other expenses as an investor in other Fund Investments. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.